LEGG MASON PARTNERS INSTITUTIONAL TRUST

SUPPLEMENT DATED APRIL 15, 2011 TO THE

STATEMENT OF ADDITIONAL INFORMATION, DATED

FEBRUARY 28, 2011, OF

Legg Mason Western Asset SMASh Series M Fund

Legg Mason Western Asset SMASh Series C Fund

Legg Mason Western Asset SMASh Series EC Fund

Effective as of May 1, 2011, the following text replaces the section titled “Other Accounts Managed by Portfolio Managers”:

The table below identifies, for each portfolio manager, the number of accounts (other than the fund with respect to which information is provided) for which he has day-to-day management responsibilities and the total assets in such accounts, within each of the following categories: registered investment companies, other pooled investment vehicles, and other accounts.

For each category, the number of accounts and total assets in the accounts where fees are based on performance are also indicated. Information is provided as of October 31, 2010.

Data for registered investment companies is shown based on the specific portfolio managers that are named in the applicable disclosure documents. Data for other pooled investment vehicles and other accounts is reported based on Western Asset’s practice of naming a particular individual to maintain oversight responsibility for each vehicle/account. Where the named individual has been assigned primary responsibility for oversight of an other pooled investment vehicle or other account, that vehicle/account has been allocated to that individual for disclosure purposes, but not other portfolio managers that may be involved in managing that vehicle/account.

Fund	Portfolio Manager	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
SMASH Series M Fund	Stephen A. Walsh	105 registered investment companies with $168.5 billion in total assets under management (none of which charges a performance fee)	219 other pooled investment vehicles with $113.5 billion in total assets under management (of which 7 other pooled investment vehicles with $1.2 billion in total assets under management pay a performance fee)	790 other accounts with $184.9 billion in total assets under management (of which 83 other accounts with $20.7 billion in total assets under management pay a performance fee)

	Ronald D. Mass	3 registered investment companies with $0.94 million in total assets under management (none of which charges a performance fee)	11 other pooled investment vehicles with $5.5 billion in total assets under management (of which 3 other pooled investment vehicles with $0.56 million in total assets under management pay a performance fee)	6 other accounts with $0.29 million in total assets under management (none of which charges a performance fee)

	Christopher D.Diegelman	3 registered investment companies with $0.19 million in total assets under management (none of which charges a performance fee)	No other pooled investment vehicles	9 other accounts with $1.4 billion in total assets under management (none of which charges a performance fee)

Fund	Portfolio Manager	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
SMASH Series C Fund	Stephen A. Walsh	105 registered investment companies with $168.6 billion in total assets under management (none of which charges a performance fee)	219 other pooled investment vehicles with $113.5 billion in total assets under management (of which 7 other pooled investment vehicles with $1.2 billion in total assets under management pay a performance fee)	790 other accounts with $184.9 billion in total assets under management (of which 83 other accounts with $20.7 billion in total assets under management pay a performance fee)

	Ryan K. Brist	11 registered investment companies with $3.4 billion in total assets under management (none of which charges a performance fee)	5 other pooled investment vehicles with $5.7 billion in total assets under management (of which 1 other pooled investment vehicle with $0.15 million in total assets under management pays a performance fee)	17 other accounts with $4.6 billion in total assets under management (of which 2 other accounts with $0.25 million in total assets under management pay a performance fee)

	Christopher D.Diegelman	3 registered investment companies with $0.27 million in total assets under management (none of which charges a performance fee)	No other pooled investment vehicles	9 other accounts with $1.4 billion in total assets under management (none of which charges a performance fee)

SMASH Series EC Fund	Stephen A. Walsh	105 registered investment companies with $168.6 billion in total assets under management (none of which charges a performance fee)	219 other pooled investment vehicles with $113.5 billion in total assets under management (of which 7 other pooled investment vehicles with $1.2 billion in total assets under management pay a performance fee)	790 other accounts with $184.9 billion in total assets under management (of which 83 other accounts with $20.7 billion in total assets under management pay a performance fee)

	Michael C. Buchanan	50 registered investment companies with $30.4 billion in total assets under management (none of which charges a performance fee)	7 other pooled investment vehicles with $3.3 billion in total assets under management (none of which charges a performance fee)	11 other accounts with $1.8 billion in total assets under management (none of which charges a performance fee)

	Ryan K. Brist	11 registered investment companies with $3.4 billion in total assets under management (none of which charges a performance fee)	5 other pooled investment vehicles with $5.7 billion in total assets under management (of which 1 other pooled investment vehicle with $0.15 million in total assets under management pays a performance fee)	17 other accounts with $4.6 billion in total assets under management (of which 2 other accounts with $0.25 million in total assets under management pay a performance fee)

Fund	Portfolio Manager	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
	Keith J. Gardner	42 registered investment companies with $27.4 billion in total assets under management (none of which charges a performance fee)	7 other pooled investment vehicles with $1.0 billion in total assets under management (none of which charges a performance fee)	1 other account with $0.23 million in total assets under management (which does not charge a performance fee)

	Christopher D.Diegelman	3 registered investment companies with $0.29 million in total assets under management (none of which charges a performance fee)	No other pooled investment vehicles	9 other accounts with $1.4 billion in total assets under management (none of which charges a performance fee)

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